SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Cash Flow Statement [Abstract]
Schedule of interest and income taxes paid

	For the year ended December 31,
US$ MILLIONS	2025	2024	2023
Interest paid	$3,561	$3,289	$2,132
Income taxes paid	$664	$597	$524

Schedule of changes in non-cash working capital
Details of “Changes in non-cash working capital, net” on the Consolidated Statements of Cash Flows are as follows:

	For the year ended December 31,
US$ MILLIONS	2025	2024	2023
Accounts receivable	$(812)	$136	$(124)
Prepayments	(277)	(13)	(471)
Accounts payable and other	681	(349)	(43)
Changes in non-cash working capital, net(1)	$(408)	$(226)	$(638)

(1)During the year ended December 31, 2025, changes in non-cash working capital include a $0.4 billion (2024: $0.5 billion, 2023: $0.3 billion) reduction to cash related to the net impact of finance lease receivables at our North American residential infrastructure business. The operation presents an outflow for the cost of inventory within the operating cash flows, and given the business has been securitized since 2019, the corresponding cash outflows are more than offset by increases in non-recourse borrowings under financing activities on the Consolidated Statements of Cash Flows.